Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	UBS FUNDS
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 08, 2020
Document Effective Date	Jul. 08, 2020
Prospectus Date	Jul. 08, 2020
UBS US Dividend Ruler Fund | Class P
Prospectus:
Trading Symbol	DVRUX
UBS US Quality Growth At Reasonable Price Fund | Class P
Prospectus:
Trading Symbol	QGRPX